Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Current assets:
Cash	$ 746,940	$ 2,266,639
Inventory	1,414,848	1,093,765
Prepaid expenses and other current assets	436,407	307,341
Total current assets	2,598,195	3,667,745
Long-term assets:
Property and equipment, net	2,044	5,240
Other assets	3,500	3,500
Total long-term assets	5,544	8,740
Total assets	2,603,739	3,676,485
Current liabilities:
Accounts payable	1,328,000	408,083
Accrued expenses and other liabilities	318,505	319,464
Current portion of Series 1 convertible notes	550,000	0
Current portion of accrued interest	127,781	0
Current portion of derivative liability	748,275	1,000,000
Total current liabilities	3,320,494	1,727,547
Senior secured convertible notes, net of discount and issuance costs		0
Accrued interest	204,575	167,137
Derivative liability	459,200	1,207,475
Total long-term liabilities	3,476,048	2,974,612
Total liabilities	6,796,542	4,702,159
Stockholders’ equity (deficit):
Common stock, $0.001 par value, 12,000,000 shares authorized as of September 30, 2022 and 2021, 1,249,432 and 1,185,849 shares issued as of September 30, 2022 and 2021, and 1,249,682 and 1,183,599 outstanding as of September 30, 2022 and 2021	1,249	1,184
Additional paid-in capital	50,878,721	48,770,061
Accumulated deficit	(55,072,773)	(49,796,919)
Total stockholders’ deficit	(4,192,803)	(1,025,674)
Total liabilities and stockholders’ deficit	2,603,739	3,676,485
Insurance Premium Financing [Member]
Current liabilities:
Insurance premium financing	247,933	0
Convertible Notes Payable Series One [Member]
Current liabilities:
Series 1 convertible notes	0	550,000
Convertible Notes Payable Series Two [Member]
Current liabilities:
Series 1 convertible notes	450,000	$ 1,050,000
Senior Secured Convertible Notes [Member]
Current liabilities:
Senior secured convertible notes, net of discount and issuance costs	$ 2,362,273